Document and Entity Information	Total
Document and Entity Information:
Registrant Name	Delaware Pooled Trust
Document Type	485BPOS
Document Period End Date	Apr. 30, 2019
Amendment Flag	false
Central Index Key	0000875352
Document Effective Date	Aug. 20, 2019
Document Creation Date	Aug. 20, 2019
Delaware Global Listed Real Assets Fund | Class A
Document and Entity Information:
Trading Symbol	DPREX
Delaware Global Listed Real Assets Fund | Class C
Document and Entity Information:
Trading Symbol	DPRCX
Delaware Global Listed Real Assets Fund | Class R
Document and Entity Information:
Trading Symbol	DPRRX
Delaware Global Listed Real Assets Fund | Institutional Class
Document and Entity Information:
Trading Symbol	DPRSX
Delaware Global Listed Real Assets Fund | Class R6
Document and Entity Information:
Trading Symbol	DPRDX